CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 509	$ 1,986
COST OF REVENUES	230	801
GROSS PROFIT	279	1,185
OPERATING EXPENSES:
Research and development	946	547
Selling and marketing	402	302
General and administrative (including $1,454, $8,542, $869 and $65 of share based compensation for the six month period ended June 30, 2012, and the years ended December 31, 2011, 2010 and 2009, respectively)	2,212	2,486
Total operating expenses	3,560	3,335
LOSS FROM OPERATIONS	(3,281)	(2,150)
FINANCIAL EXPENSES, net:
Interest on convertible loan and revaluation of Contingently redeemable warrants	4,213
Other financial expenses	5	108
FINANCIAL EXPENSES (INCOME), net	4,218	108
LOSS BEFORE TAX EXPENSES	(7,499)	(2,258)
TAX EXPENSES	7	25
NET LOSS	$ (7,506)	$ (2,283)
NET LOSS PER SHARE - basic and diluted	$ (0.11)	$ (0.04)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTING NET LOSS PER SHARE - basic and diluted	68,296,940	64,300,685